Related Party Transactions - Additional Information (Details) - USD ($)			1 Months Ended		3 Months Ended		12 Months Ended
	Jan. 25, 2021	Nov. 06, 2020	Jan. 31, 2021	Jan. 28, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Feb. 01, 2022	Dec. 31, 2020
Related Party Transaction [Line Items]
Principal amount borrowed for expenses of IPO		$ 300,000						$ 500,000
Debt maturity date		Jun. 30, 2021
Working capital loans							$ 0
Proceeds from Issuance of common stock						$ 103,500,000
Class B Common Stock [Member]
Related Party Transaction [Line Items]
Common stock, shares issued		2,156,250			2,587,500		2,587,500		2,156,250
Common stock, par value					$ 0.0001		$ 0.0001		$ 0.0001
Related Party Extension Loans [Member]
Related Party Transaction [Line Items]
Deposit into trust account	$ 1,035,000
Deposit into trust account per share	$ 0.1
Founder Shares [Member] | Class B Common Stock [Member]
Related Party Transaction [Line Items]
Common stock, shares issued		2,156,250
Proceeds from Issuance of common stock		$ 25,000
Common stock, par value		$ 0.012
Stock dividend			431,250
Aggregate shares issued			2,587,500
Description of transaction		The Sponsor has agreed not to transfer, assign or sell its founder shares until the earlier of: (i) one year after the date of the consummation of the Business Combination; or (ii) the date on which the Company consummates a liquidation, merger, stock exchange, or other similar transaction that results in all of its stockholders having the right to exchange their shares of Class A common stock for cash, securities, or other property. Notwithstanding the foregoing, if the closing price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations, and the like) for any 20 trading days within any 30-trading day period commencing 150 days after the Business Combination, the founder shares will no longer be subject to such transfer restrictions.
Promissory Notes [Member]
Related Party Transaction [Line Items]
Promissory notes repaid				$ 151,000	$ 310,000
Working Capital Loans [Member]
Related Party Transaction [Line Items]
Warrant exercise price on conversion					$ 1		$ 1